DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) (USD $)	1 Months Ended	3 Months Ended
	Jul. 30, 2012	Sep. 30, 2012 item
Derivative instruments and hedging activities
Estimated unrealized net gains from cash flow hedges which are expected to be reclassified into earnings in the next twelve months		$ 2,000,000
Forward starting swap
Derivative instruments and hedging activities
Debt to be issued under derivative contacts		83,000,000
Term of debt to be issued		10 years
Term of derivative contract	10 years
Number of semi-annual interest cash flows		20
Notional Principal outstanding derivative instruments		58,415,000
Fixed rate (as a percent)		1.698%
Number of days prior to the first day of each calculation period		2 days
Foreign currency forwards
Derivative instruments and hedging activities
Minimum commitment amount for hedging		$ 50,000